Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder
(a)	Loan from a non-controlling shareholder

	December 31,
	2019	2018
Loan - current	$6,607	$—
Loan - non - current	1,436	6,705
	$8,043	$6,705

Schedule of Related Party Transactions and Balances
(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2019	2018	2017
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$775	$810	$793
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	36	—	—
	$811	$810	$793